Summary of Significant Accounting Policies - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Percentage of tax benefits to be realized for recognition in the income statement	50.00%
Preferred Stock, Shares Issued	8,355,638	8,905,638